Related Parties Transactions and Balances - Schedule of Compensation to Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties Transactions and Balances [Abstract]
Compensation to directors employed by the Company	$ 909	$ 797	$ 616
Compensation to other key management personnel	723	362	487
Compensation to directors who are not employed by the Company	$ 273	$ 179	$ 200